SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended		24 Months Ended
	Jun. 30, 2023 USD ($) segment	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)
Number of reportable segments | segment	3
Property plant and equipment estimated useful lives	3.00%		3.00%
Impairment of long lived assets	$ 0	$ 0
Allowance for doubtful accounts relating to advances to suppliers	$ 0	$ 0	$ 0
Customer Concentration Risk | Revenue from Leasing
Number of customer	two	two
Customer Concentration Risk | Customer one | Revenue from Leasing
Concentration risk, percentage	57.00%	91.00%
Customer Concentration Risk | Customer two | Revenue from Leasing
Concentration risk, percentage	43.00%	9.00%
Medical consultation services revenue | Revenue from Leasing
Number of customer	three		one customer
Medical consultation services revenue | Customer one | Revenue from Leasing
Concentration risk, percentage			100.00%
Medical consultation services revenue | Customer one | Revenue from Leasing | Capital Lease Obligations
Concentration risk, percentage	38.00%
Medical consultation services revenue | Customer two | Revenue from Leasing | Capital Lease Obligations
Concentration risk, percentage	13.00%
Medical consultation services revenue | Customer three | Revenue from Leasing | Capital Lease Obligations
Concentration risk, percentage	11.00%